Cover	Jul. 15, 2021	Apr. 22, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 15, 2021
Entity Registrant Name	COLONY BANKCORP, INC
Entity Incorporation, State or Country Code	GA
Entity File Number	000-12436
Entity Tax Identification Number	58-1492391
Entity Address, Address Line One	115 South Grant Street
Entity Address, City or Town	Fitzgerald
Entity Address, Postal Zip Code	31750
City Area Code	229
Local Phone Number	426-6000
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	CBAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key		0000711669
Amendment Flag		false
Entity Address, State or Province	GA